DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
DEBT
Debt consisted of the following:

	December 31,
	2015	2014

	(In thousands)
Summit Holdings variable rate senior secured revolving credit facility (2.93% at December 31, 2015 and 2.67% at December 31, 2014) due November 2018	$344,000	$208,000
Summit Holdings 5.50% Senior unsecured notes due August 2022	300,000	300,000
Less unamortized deferred loan costs (1)	(4,139)	(4,773)
Summit Holdings 7.50% Senior unsecured notes due July 2021	300,000	300,000
Less unamortized deferred loan costs (1)	(5,091)	(6,020)
SMP Holdings variable rate senior secured revolving credit facility (2.43% at December 31, 2015 and 2.17% at December 31, 2014) due February 2019 (2)	115,000	35,000
SMP Holdings variable rate senior secured term loan (2.43% at December 31, 2015 and 2.17% at December 31, 2014) due May 2017 (2)	217,500	400,000
Total long-term debt	$1,267,270	$1,232,207
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(1)  Issuance costs are being amortized over the life of the notes.
(2) Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after Initial Close.
The aggregate amount of debt maturing during each of the years after December 31, 2015 are as follows:

Debt
(In thousands)
2016	$—
2017 (1)	217,500
2018	344,000
2019 (1)	115,000
2020	—
Thereafter	600,000
Total long-term debt	$1,276,500
__________
(1) Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after Initial Close.
Revolving Credit Facility. Summit Holdings has a senior secured revolving credit facility which allows for revolving loans, letters of credit and swingline loans (the "revolving credit facility"). The revolving credit facility has a $700.0 million borrowing capacity, matures in November 2018, and includes a $200.0 million accordion feature.
Borrowings under the revolving credit facility bear interest at the London Interbank Offered Rate ("LIBOR") or an Alternate Base Rate ("ABR") plus an applicable margin ranging from 0.75% to 1.75% for ABR borrowings and 1.75% to 2.75% for LIBOR borrowings, with the commitment fee ranging from 0.30% to 0.50% in each case based on our relative leverage at the time of determination. At December 31, 2015, the applicable margin under LIBOR borrowings was 2.50%, the interest rate was 2.93% and the unused portion of the revolving credit facility totaled $356.0 million (subject to a commitment fee of 0.50%).
The revolving credit facility contains affirmative and negative covenants customary for credit facilities of its size and nature that, among other things, limit or restrict the ability to: (i) incur additional debt; (ii) make investments; (iii) engage in certain mergers, consolidations, acquisitions or sales of assets; (iv) enter into swap agreements and power purchase agreements; (v) enter into leases that would cumulatively obligate payments in excess of $30.0 million over any 12-month period; and (vi) prohibits the payment of distributions by Summit Holdings if a default then exists or would result therefrom, and otherwise limits the amount of distributions Summit Holdings can make. In addition, the revolving credit facility requires Summit Holdings to maintain a ratio of consolidated trailing 12-month earnings before interest, income taxes, depreciation and amortization ("EBITDA," as defined in the credit agreement) to net interest expense of not less than 2.5 to 1.0 (as defined in the credit agreement) and a ratio of total net indebtedness to consolidated trailing 12-month EBITDA of not more than 5.0 to 1.0, or not more than 5.5 to 1.0 for up to 270 days following certain acquisitions. Additionally, the total leverage ratio upper limit can be increased from 5.0 to 1.0 to 5.5 to 1.0 at our option, subject to the inclusion of a senior secured leverage ratio (senior secured net indebtedness to consolidated trailing 12-month EBITDA, as defined in the credit agreement) upper limit of 3.75 to 1.0.
On February 25, 2016, we closed on an amendment to the revolving credit facility, which became effective concurrent with the March 3, 2016 closing of the 2016 Drop Down. In connection with this amendment, (i) the revolving credit facility's borrowing capacity increased from $700.0 million to $1.25 billion, (ii) a new investment basket allowing the Co-Issuers (as defined below) to buy back up to $100.0 million of our outstanding senior unsecured notes was included (iii) the total leverage ratio was increased to 5.50 to 1.0 through December 31, 2016 and (iv) various amendments were approved to facilitate the 2016 Drop Down. There was no change to the pricing or the maturity date of the revolving credit facility in connection with this amendment.
As of December 31, 2015, we were in compliance with the revolving credit facility's covenants. There were no defaults or events of default during the year ended December 31, 2015.
Guarantees at December 31, 2015. As of December 31, 2015, the revolving credit facility was secured by the membership interests of Summit Holdings and those of its subsidiaries and substantially all of Summit Holdings' and its then-subsidiaries' assets were pledged as collateral under the revolving credit facility. Additionally, the revolving credit facility, and Summit Holdings' obligations, were guaranteed by SMLP and each of its subsidiaries.
Guarantee Subsequent Event. Following the 2016 Drop Down in March 2016, OpCo GP, OpCo, Summit Utica, Meadowlark Midstream and Tioga Midstream became subsidiary guarantors of the revolving credit facility and the Senior Notes (as defined below). On August 5, 2016, a consent and waiver agreement to the revolving credit facility was executed effective March 30, 2016 which removed the guarantees of OpCo, Summit Utica, Meadowlark Midstream and Tioga Midstream ("Non-Guarantor Subsidiaries"). Following execution of the consent and waiver agreement, the Guarantor Subsidiaries group included Bison Midstream and its subsidiaries, Grand River and its subsidiary, DFW Midstream Services and OpCo GP. For additional information, see Note 17.
Senior Notes. In July 2014, Summit Holdings and its 100% owned finance subsidiary, Summit Midstream Finance Corp. ("Finance Corp.," together with Summit Holdings, the "Co-Issuers"), co-issued $300.0 million of 5.50% senior unsecured notes maturing August 15, 2022 (the "5.5% senior notes"). In June 2013, the Co-Issuers co-issued $300.0 million of 7.50% senior unsecured notes maturing July 1, 2021 (the "7.5% senior notes" and together with the 5.5% senior notes, the "Senior Notes").
Guarantees at December 31, 2015. As of December 31, 2015, Bison Midstream and its subsidiaries, Grand River and its subsidiary and DFW Midstream Services (collectively, the "Guarantor Subsidiaries") and SMLP have fully and unconditionally and jointly and severally guaranteed the Senior notes. SMLP has no independent assets or operations. Summit Holdings has no assets or operations other than its ownership of its wholly owned subsidiaries and activities associated with its borrowings under the revolving credit facility and the Senior Notes. Finance Corp. has no assets or operations and was formed for the sole purpose of being a co-issuer of certain of Summit Holdings' indebtedness, including the Senior Notes. There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan.
Guarantee Subsequent Event. As noted above, a consent and waiver agreement was executed in August 2016 with an effective date of March 30, 2016 which removed the guarantees of Non-Guarantor Subsidiaries from the Senior Notes. Following execution of the consent and waiver agreement, the Senior Notes are guaranteed by SMLP, Bison Midstream and its subsidiaries, Grand River and its subsidiary, DFW Midstream Services and OpCo GP.
5.5% Senior Notes. We will pay interest on the 5.5% senior notes semi-annually in cash in arrears on February 15 and August 15 of each year, commencing February 15, 2015. The 5.5% senior notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 5.5% senior notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 5.5% senior notes to repay a portion of the balance outstanding under our revolving credit facility.
At any time prior to August 15, 2017, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 5.5% senior notes at a redemption price of 105.500% of the principal amount of the 5.5% senior notes, plus accrued and unpaid interest, if any, to the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after August 15, 2017, the Co-Issuers may redeem all or part of the 5.5% senior notes at a redemption price of 104.125% (with the redemption premium declining ratably each year to 100.000% on and after August 15, 2020), plus accrued and unpaid interest, if any. Debt issuance costs of $5.1 million are being amortized over the life of the senior notes.
The 5.5% senior notes' indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 5.5% senior notes' indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 5.5% senior notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 5.5% senior notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 5.5% senior notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 5.5% senior notes may declare all the 5.5% senior notes to be due and payable immediately.
As of December 31, 2015, we were in compliance with the covenants of the 5.5% senior notes and there were no defaults or events of default during the year ended December 31, 2015.
7.5% Senior Notes. The 7.5% senior notes were sold within the United States only to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and outside the United States only to non-U.S. persons in reliance on Regulation S under the Securities Act.
We pay interest on the 7.5% senior notes semi-annually in cash in arrears on January 1 and July 1 of each year. The 7.5% senior notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 7.5% senior notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 7.5% senior notes to repay a portion of the balance outstanding under our revolving credit facility.
Effective as of April 7, 2014, all of the holders of our 7.5% senior notes exchanged their unregistered senior notes and the guarantees of those notes for registered notes and guarantees. The terms of the registered senior notes are substantially identical to the terms of the unregistered senior notes, except that the transfer restrictions, registration rights and provisions for additional interest relating to the unregistered senior notes do not apply to the registered senior notes.
At any time prior to July 1, 2016, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 7.5% senior notes at a redemption price of 107.500% of the principal amount of the 7.5% senior notes, plus accrued and unpaid interest, if any, to the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after July 1, 2016, the Co-Issuers may redeem all or part of the 7.5% senior notes at a redemption price of 105.625% (with the redemption premium declining ratably each year to 100.000% on and after July 1, 2019), plus accrued and unpaid interest, if any. Debt issuance costs of $7.4 million are being amortized over the life of the senior notes.
The 7.5% senior notes indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 7.5% senior notes indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 7.5% senior notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 7.5% senior notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the 7.5% senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 7.5% senior notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 7.5% senior notes may declare all the 7.5% senior notes to be due and payable immediately.
As of December 31, 2015, we were in compliance with the covenants for the 7.5% senior notes and there were no defaults or events of default during the year ended December 31, 2015.
SMP Holdings Credit Facility. In March 2013, SMP Holdings closed on a $150.0 million senior secured revolving credit facility (the "SMP Revolving Credit Facility") and a $200.0 million senior secured term loan (the "Term Loan" and, collectively with the SMP Revolving Credit Facility, the "SMP Holdings Credit Facility"). Borrowings under the SMP Holdings Credit Facility incurred interest at LIBOR or a base rate (as defined in the SMP Holdings Credit Facility) plus an applicable margin. Because the funding was used to support the development of the 2016 Drop Down Assets, Summit Investments allocated the SMP Holdings Credit Facility to the Partnership during the years ended December 31, 2015, 2014 and 2013.
In February 2014, SMP Holdings closed on an amendment and restatement of the SMP Holdings Credit Facility whereby it:

(i)	increased the borrowing capacity from $150.0 million to $250.0 million;

(ii)	extended the maturity date from March 2018 to February 2019;

(iii)	added a $100.0 million revolving credit facility accordion feature and a $400.0 million term loan accordion;

(iv)
reduced the leverage-based pricing grid by 0.75% from a range of 2.75% to 3.75% to a new range of 2.00% to 3.00% for LIBOR borrowings and from a range of 1.75% to 2.75% to a new range of 1.00% to 2.00% for alternate base rate borrowings;

(v)	changed the commitment fee from 0.50% to a leverage-based range of 0.30% to 0.50%; and

(vi)
increased the maximum total leverage ratio from 4.0 to 1.0 to 5.0 to 1.0 and from not more than 5.0 to 1.0 to 5.5 to 1.0 for up to 270 days following certain acquisitions, or material projects or, at its option, after a qualified notes offering (as defined in the SMP Holdings Credit Facility).

In March 2014, Summit Investments used the proceeds from its offering of SMLP common units to repay the remaining $100.0 million balance on the then-outstanding Term Loan as well as $95.0 million then outstanding under the SMP Revolving Credit Facility. It wrote off $1.5 million of deferred loan costs in connection with these repayments. In May 2014, Summit Investments borrowed $400.0 million pursuant to the Term Loan accordion (the "Incremental Term Loan"). In May 2015, it repaid $175.0 million of the Incremental Term Loan and wrote off $0.7 million of deferred loan costs in connection therewith.
On March 3, 2016, the remaining balances on the SMP Revolving Credit Facility and the Incremental Term Loan were repaid in full and the SMP Holdings Credit Facility was terminated concurrent with the closing of the 2016 Drop Down (see Note 16).
The SMP Holdings Credit Facility contained affirmative and negative covenants customary for credit facilities of its size and nature. As of December 31, 2015, Summit Investments was in compliance with the covenants in the SMP Holdings Credit Facility. There were no defaults or events of default during the year ended December 31, 2015 or during the period from December 31, 2015 to the March 3, 2016 termination of the SMP Holdings Credit Facility.